Derivative financial instruments (Details 3) (Interest rates / Currencies)	12 Months Ended
Dec. 31, 2012
Derivative
Maturity dates	Jan. 31, 2023
Nickel
Derivative
Maturity dates	Apr. 30, 2013
Copper
Derivative
Maturity dates	Apr. 30, 2013
Gas
Derivative
Maturity dates	Apr. 30, 2016